SHAREHOLDERS' Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ Equity
NOTE 5:	SHAREHOLDERS’ Equity Shares based compensation: Share options outstanding and exercisable to employees and directors under the 2008 Plan as of June 30, 2021 and December 31, 2020 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2020	153,882	$0.24	3.25

Options outstanding as of June 30, 2021	153,882	$0.24	2.75

Options exercisable as of June 30, 2021	153,882	$0.24	2.75

Share options outstanding and exercisable to employees and directors under the 2019 Plan as of June 30, 2021 and December 31, 2020, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2020	219,456	$2.62	8.56

Options outstanding as of June 30, 2021	971,477	$3.93	9.22

Options exercisable as of June 30, 2021	213,061	$2.57	8.06
Warrants and warrants units The following table s summarizes the warrants and warrants units outstanding as of June 30, 2021:

Type	ISSUANCE DATE	NUMBER OF WARRANTS	EXERCISE PRICE	EXERCISABLE THROUGH

August 2019 warrants	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	92,321	$6.72 (*)	December 8, 2024
Warrants to bridge financing placement agent	September 3, 2020	55,785	$6.72 (*)	December 8, 2024
Warrants to underwriter	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriter	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants (note 1c)	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants (note 1c)	March 11, 2021	652,173	$4.60	September 10, 2026
Warrants to PIPE placement agent (note 1c)	March 11,2021	52,173	$5.06	March 8, 2026

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant.